Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XVI
Entity Central Index Key	0000063067
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000195901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class A
Trading Symbol	FPPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 27,449,852
Holdings Count | Holding	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195903 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class B
Trading Symbol	FPPDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$102	1.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%
Net Assets	$ 27,449,852
Holdings Count | Holding	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195904 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class C
Trading Symbol	FPPEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$102	1.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%
Net Assets	$ 27,449,852
Holdings Count | Holding	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class I
Trading Symbol	FPPJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 27,449,852
Holdings Count | Holding	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R1
Trading Symbol	FPPRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$102	1.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%
Net Assets	$ 27,449,852
Holdings Count | Holding	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195907 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R2
Trading Symbol	FPPSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$76	1.49%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
Net Assets	$ 27,449,852
Holdings Count | Holding	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195908 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R3
Trading Symbol	FPPQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 27,449,852
Holdings Count | Holding	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195909 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R4
Trading Symbol	FPPUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 27,449,852
Holdings Count | Holding	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195910 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Prudent Investor Fund
Class Name	Class R6
Trading Symbol	FPPVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 27,449,852
Holdings Count | Holding	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.